TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense (Benefit)
The income tax expense (benefit) for the years ended December 31, 2017, 2018 and 2019 consisted of the following:

	Year ended December 31,
	2017	2018	2019

Current	$1,200	$3,350	$2,734
Deferred	497	(6,601)	(258)

	$1,697	$(3,251)	$2,476

Domestic (Israel)	$1,533	$(5,919)	$781
Foreign	164	2,668	1,695

	$1,697	$(3,251)	$2,476

Schedule of Deferred Income Taxes
Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2018	2019
Deferred tax assets:

Net operating loss carry forward	$75,755	$71,653
Temporary differences mainly relating to Research and Development, reserves and allowances	24,875	25,773

Deferred tax asset before valuation allowance	100,630	97,426
Valuation allowance	(93,154)	(89,320)

Deferred tax asset	7,476	8,106

Deferred tax liabilities:

Other temporary differences	(28)	-

Deferred tax asset, net	$7,448	$8,106

Schedule of Income (Loss) Before Taxes
Income (Loss) before taxes is comprised as follows:
	Year ended December 31,
	2017	2018	2019

Domestic	$13,145	$17,921	$(2,171)
Foreign	4,112	1,874	2,952

	$17,257	$19,795	$781

Schedule of Income Tax Reconciliation
Reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2017	2018	2019
Income before taxes as reported in the consolidated statements of operations	$17,257	$19,795	$781

Statutory tax rate	24%	23%	23%

Theoretical tax income on the above amount at the Israeli statutory tax rate	$4,142	$4,553	$180
Non-deductible expenses	290	1,299	519
Non-deductible expenses related to employee stock options	289	376	472
Changes in tax rate	124	179	(5)
Losses in respect of which no deferred taxes were generated (including changes in valuation allowance)	(3,225)	(4,068)	977
Recognition of deferred taxes during the year, for which valuation allowance was provided in prior years	-	(7,200)	-
Other	77	1,610	333

Actual tax expense (benefit)	$1,697	$(3,251)	$2,476

Schedule of Changes In Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2018	2019

Beginning balance	$2,160	$2,373
Decreases in tax positions for prior years	(304)	(406)
Increases related to tax positions taken during prior years	18	40
Increase related to tax positions taken during the current year	499	485

Ending balance	$2,373	$2,492